Stock-Based Compensation - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-Based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the 2004 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of awards granted are determined by the Company's compensation committee. The equity awards granted under the 2010 Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of June 30, 2012, 28,650 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(8,633)	$22.94
Outstanding at June 30, 2012	250,993	$12.82	8.9	$—

Vested and expected to vest at June 30, 2012	231,148	$13.17	8.9	$—

Exercisable at June 30, 2012	52,297	$28.29	7.2	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended June 30, 2011 and 2012 was $0.2 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the six months ended June 30, 2011 and 2012 was $0.5 million and $0.2 million, respectively. As of June 30, 2012, there was $1.0 million of unrecognized compensation expense, net of forfeitures, related to unvested employee stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.2 years.

Total stock-based compensation expense recognized for stock options to non-employees for the three and six months ended June 30, 2011 and 2012 was immaterial.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(960)	$20.73
Nonvested at June 30, 2012	75,844	$7.95

Total stock-based compensation expense recognized for restricted stock to employees for the three months ended June 30, 2011 and 2012 was $38,000 and $34,000, respectively. Total stock-based compensation expense recognized for restricted stock to employees for the six months ended June 30, 2011 and 2012 was $38,000 and $83,000, respectively.  As of June 30, 2012, there was $0.4 million of unrecognized compensation expense, net of forfeitures, related to unvested employee restricted stock. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 3.4 years.

(14)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans.  Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering.  Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors.  The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan.  As of December 31, 2011, 77,391 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2008	52,040	$36.30
Granted	35,892	$4.40
Exercised	(2,008)	$27.10
Forfeited	(14,558)	$135.47
Outstanding at December 31, 2009	71,366	$10.09
Granted	79,105	$36.51
Exercised	(3,242)	$4.40
Forfeited	(9,331)	$17.36
Outstanding at December 31, 2010	137,898	$24.89
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,874	$16.77	8.9	$63

Vested and expected to vest at December 31, 2011	161,975	$17.06	8.9	$57

Exercisable at December 31, 2011	45,827	$27.35	7.3	$6

During 2009, 2010 and 2011, the Company issued options to purchase 35,892, 75,905, and 129,569shares of common stock, respectively, to employees and non-employee directors under the Plans.  The per-share weighted-average fair value of the options granted to employees during 2009, 2010 and 2011 was estimated at $4.40, $36.51, and $6.10, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	66.2%	69.4%	78.79%
Expected term	6 years	6 years	5.5 years
Risk-free interest rate	2.7%	2.0%	1.37%
Dividend yield	None	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2009, 2010, and 2011 was $0.9 million, $0.9 million, and $0.7 million, respectively.  As of December 31, 2011, there was $0.9 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and $26,000 of unrecognized compensation expense related to non-vested non-employee director stock options, which are expected to be recognized over a weighted- average period of approximately 3.5 years.

During 2010 and 2011, the Company issued options to purchase 3,200and 1,000 shares of common stock, respectively, to non-employee consultants under the Plan.  No options were granted to non-employees during the year ended December 31, 2009.  The per-share weighted-average fair value of the options granted to non-employees during 2010 and 2011 was estimated at $12.10 and $2.90, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2009	2010	2011

Volatility	Not applicable	69.35%	88.47%
Expected term	Not applicable	6 years	5 years
Risk-free interest rate	Not applicable	2.0%	0.83%
Dividend yield	Not applicable	None	None

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2010 and 2011 was $14,000 and $9,000, respectively.  For the year ended December 31, 2009, the Company recognized a credit of $66,000 due to the decline in the per-share fair value of the outstanding options granted to non-employees.  As of December 31, 2011, there was approximately $5,000 of unrecognized compensation expense related to non-vested non-employee stock options, which is expected to be recognized over a weighted- average period of less than 1 year.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties.  The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2008	320	$—
Granted	—	$—
Vested	(276)	$35.10
Forfeited	—	$—
Nonvested at December 31, 2009	44	$58.00
Granted	—	$—
Vested	(44)	$58.00
Forfeited	—	$—
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20

Total stock-based compensation expense for restricted stock was $10,000, $1,000, and $0.1 million for the years ended December 31, 2009, 2010, and 2011, respectively.  As of December 31, 2011, there was $0.2 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 3.1 years.